Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment Accumulated Depreciation (Details) - Accumulated depreciation [Member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	$ (347,881)	$ (216,923)	$ (162,302)
Accumulated depreciation, Depreciation expense	(180,148)	(168,199)	(148,193)
Accumulated depreciation, Disposals	70,251	21,184	91,166
Accumulated depreciation, Foreign currency translation	(22,401)	16,057	2,406
Accumulated depreciation, Ending balance	(480,179)	(347,881)	(216,923)
Molds and machinery [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(174,392)	(103,267)	(48,761)
Accumulated depreciation, Depreciation expense	(78,360)	(74,657)	(60,965)
Accumulated depreciation, Disposals	3,938	3,532	6,459
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(248,814)	(174,392)	(103,267)
Vehicles [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(14,060)	(9,095)	(5,283)
Accumulated depreciation, Depreciation expense	(7,000)	(5,968)	(3,992)
Accumulated depreciation, Disposals	1,976	1,003	180
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(19,084)	(14,060)	(9,095)
Computers and equipment [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(17,554)
Accumulated depreciation, Depreciation expense	(39,008)
Accumulated depreciation, Disposals	9,964
Accumulated depreciation, Foreign currency translation	(22,401)
Accumulated depreciation, Ending balance	(68,999)	(17,554)
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(27,569)	(31,066)	(29,936)
Accumulated depreciation, Depreciation expense	(6,750)	(1,323)	(1,134)
Accumulated depreciation, Disposals	15,818	4,820	4
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(18,501)	(27,569)	(31,066)
Buildings [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	(114,306)	(65,498)	(24,134)
Accumulated depreciation, Depreciation expense	(49,030)	(48,808)	(41,364)
Accumulated depreciation, Disposals	38,555
Accumulated depreciation, Foreign currency translation
Accumulated depreciation, Ending balance	(124,781)	(114,306)	(65,498)
Computers and equipment [Member]
Schedule of Property, Plant and Equipment Accumulated Depreciation [Line Items]
Accumulated depreciation, Beginning balance	$ (17,554)	(7,997)	(54,188)
Accumulated depreciation, Depreciation expense		(37,443)	(40,738)
Accumulated depreciation, Disposals		11,829	84,523
Accumulated depreciation, Foreign currency translation		16,057	2,406
Accumulated depreciation, Ending balance		$ (17,554)	$ (7,997)